SHARE OPTION PLAN (Option Plan Overview) (Narrative) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended				1 Months Ended								1 Months Ended
	Feb. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2008 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 30, 2008 American Depository Shares [Member]	Aug. 10, 2000 Original Plan [Member] Minimum [Member]	Aug. 10, 2000 Original Plan [Member] Maximum [Member]	Dec. 13, 2004 Amended Plan [Member]	Mar. 31, 2007 Second Amended Plan [Member]	Mar. 31, 2007 Second Amended Plan [Member] Minimum [Member]	Mar. 31, 2007 Second Amended Plan [Member] Greater Than 10% Shareholder [Member]	Nov. 30, 2007 Equity Incentive Plan [Member]	Nov. 30, 2007 Equity Incentive Plan [Member] Minimum [Member]	Nov. 30, 2007 Equity Incentive Plan [Member] Greater Than 10% Shareholder [Member]	Aug. 18, 2010 Second Amended Equity Incentive Plan [Member]	Dec. 31, 2012 Second Amended Equity Incentive Plan [Member]	Dec. 31, 2011 Second Amended Equity Incentive Plan [Member]	Aug. 18, 2010 Second Amended Equity Incentive Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares eligible for option share grants										15.00%
Exercise price as a percentage of fair market value of common stock on date of grant									100.00%					110.00%		100.00%	110.00%
Ordinary shares eligible for issuance											12,846,621	12,846,621			12,846,621			16,071,593
Shareholder ownership interest subject to exercise price limitations														10.00%			10.00%
Vesting period for options									3 years				3 years			3 years					4 years
Annual increase in number of shares issuable under the plan relative to the number of outstanding shares															2.00%			2.50%
Period during which options are exercisable																	5 years	10 years
Options outstanding		9,128,105	9,974,138																9,128,105	9,974,138
Common stock available for issuance																			140,701	694,475
Number of underwater options	1,031,000
Number of employees affected by plan modification	30
Total incremental compensation cost	604
Number of shares issued to depositary bank to be issued upon exercise of share options				8,344,305				2,781,435
Number of ordinary shares issued due to exercises		837,204			(837,204)	(116,787)	(765,924)
Number of shares held by depositary bank for future issuance					5,751,888